FINANCIAL RISK MANAGEMENT ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Maturity Analysis for Non-derivative Financial Liabilities
The contractual maturities of financial liabilities, including interest payments, are as follows:

Financial liabilities

	Within one year		Between one and two years		Between two and five years		After five years		Total
2021	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Trade and other payables	647		7		—		—		654
Borrowings	119		115		332		2,169		2,735
- In USD	113	4.3	76	4.2	280	4.1	2,169	4.1	2,638
- In AUD	—	1.5	33	1.5	—	—	—	—	33
- TZS in USD equivalent	6	12.5	6	12.5	52	12.5	—	—	64
2020
Trade and other payables	627		8		—		—		635
Borrowings	205		901		137		1,414		2,657
- In USD	158	5.0	901	5.0	137	4.6	1,414	4.6	2,610
- TZS in USD equivalent	47	12.5	—	—	—	—	—	—	47
2019
Trade and other payables	586		15		—		—		601
Borrowings	802		185		1,012		602		2,601
- In USD	790	5.8	132	6.0	913	6.1	602	6.5	2,437
- AUD in USD equivalent	—	2.3	—	2.3	22	2.3	—	—	22
- TZS in USD equivalent	6	12.5	47	12.5	—	—	—	—	53
- ZAR in USD equivalent	6	8.1	6	8.1	77	8.1	—	—	89

The table below provides a breakdown of the contractual maturities including interest payments of the lease liabilities.

	Within one year		Between one and two years		Between two and five years		After five years		Total
2021	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions	Effective rate %	$ millions
Lease liabilities	68		50		74		10		202
- In USD	32	2.3	19	2.3	13	2.3	—	—	64
- AUD in USD equivalent	24	4.6	23	4.6	51	4.6	10	4.6	108
- BRL in USD equivalent	10	11.0	7	11.0	6	11.0	—	—	23
- ZAR in USD equivalent	2	5.9	1	5.9	4	5.9	—	—	7
2020
Lease liabilities	42		31		68		19		160
- In USD	10	6.1	4	6.1	6	6.1	—	—	20
- AUD in USD equivalent	22	4.7	21	4.7	58	4.7	19	4.7	120
- BRL in USD equivalent	7	8.4	5	8.4	4	8.4	—	—	16
- ZAR in USD equivalent	3	9.8	1	9.8	—	—	—	—	4
2019
Lease liabilities	51		33		54		56		194
- In USD	22	7.0	4	7.0	8	7.0	1	7.0	35
- AUD in USD equivalent	22	3.5	22	3.5	42	3.5	55	3.5	141
- BRL in USD equivalent	3	6.8	3	6.8	3	6.8	—	—	9
- ZAR in USD equivalent	4	9.8	4	9.8	1	9.8	—	—	9

Disclosure of Credit Risk Exposure
The combined maximum credit risk exposure of the group is as follows:

	US Dollars
Figures in millions	2021	2020	2019

Other investments (1)	1	2	67
Trade and other receivables	87	95	57
Cash restricted for use (note 21)	58	73	64
Cash and cash equivalents (note 22)	1,154	1,330	456
Total financial assets	1,300	1,500	644
(1) Included in other investments are amounts transferred to held for sale nil (2020 : nil; 2019: $63m).

Disclosure of Fair Value of Financial Instruments
The estimated fair value of the group’s other investments and borrowings as at 31 December are as follows:

Type of instrument

	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
Figures in millions - US Dollars	2021		2020		2019
Financial assets
Other investments (1)	117	117	188	188	170	170
Financial liabilities
Borrowings (note 24)	1,909	2,011	1,931	2,131	2,033	2,135
(1) Included in other investments are amounts transferred to held for sale nil (2020: nil; 2019: $84m)
A reconciliation of the deferred compensation asset included in the statement of financial position is set out in the following table:

Figures in millions - US Dollars		2021
Opening balance		28
Unwinding of the deferred compensation asset		2
Changes in estimates - fair value adjustments (1)		(3)
Translation		(2)
Closing balance (2)		25
(1) Included in the Income statement in foreign exchange and fair value adjustments
(2) Included in the Statement of financial position in non-current trade, other receivables and other assets

Sensitivity analysis
The table below illustrates the impact on the fair value of the deferred compensation asset resulting from an increase / decrease in production estimates over the remaining period used in the weighted probability calculation.

	Percentage change in number of ounces	Change in deferred compensation asset $m
Effect of changes in assumptions
Increase in number of ounces	+10%	3
Decrease in number of ounces	-10%	(3)

The sensitivity on the weighted number of ounces included within the weighted probability calculation has been based on the range of possible outcomes expected from Harmony’s mining plans, which could differ from the actual mining plans followed by Harmony.

Disclosure of Fair Value of Assets Measured on a Recurring Basis	Assets measured at fair value on a recurring basis

Figures in millions - US Dollars	Level 1	Level 2	Level 3	Total
	2021

Equity securities - FVTOCI	116	—	—	116
Deferred compensation asset	—	—	25	25

	2020
Deferred compensation asset	—	—	28	28
Equity securities - FVTOCI	186	—	—	186
	2019
Equity securities - FVTOCI	82	—	—	82
Equity securities - FVTPL	21	—	—	21

Disclosure of Sensitivity Analysis on Other Financial Assets and Liabilities
The following table shows the approximate interest rate sensitivities of other financial assets and liabilities at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below). As the sensitivity is the same (linear) for both increases and decreases in interest rates only absolute numbers are presented. The expected impact on the Group's profit or loss and equity is fairly reflected within the "Change in interest" amount.

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2021
Financial assets
USD denominated	100	3	3
AUD denominated	150	1	1
CAD denominated	100	4	5
Financial liabilities
TZS denominated	250	2,692	1
AUD denominated	150	1	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2020
Financial assets
USD denominated	100	6	6
AUD denominated	150	1	1
ARS denominated	250	121	1
Financial liabilities
TZS denominated	250	2,730	1
USD denominated	100	1	1

	Change in interest rate basis points	Change in interest amount in currency millions	Change in interest amount US dollar millions
	2019
Financial assets
USD denominated	100	1	1
ZAR denominated	150	1	1
Financial liabilities
TZS denominated	250	2,704	1
ZAR denominated(1)	150	15	1
AUD denominated	100	1	1

(1) This is the only interest rate for the Company
The following table discloses the approximate foreign exchange risk sensitivities of borrowings at 31 December (actual changes in the timing and amount of the following variables may differ from the assumed changes below).

	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total	Change in exchange rate	Change in borrowings total
		US$ Million		US$ Million		US$ Million
	2021		2020		2019
Borrowings
ZAR denominated (R/$)	Spot (+R1.50)	—	Spot (+R1.50)	—	Spot (+R1.50)	(7)
TZS denominated (TZS/$)	Spot (+TZS250)	(5)	Spot (+TZS250)	(5)	Spot (+TZS250)	(5)
AUD denominated (AUD/$)	Spot (+AUD0.1)	(2)	Spot (+AUD0.1)	—	Spot (+AUD0.1)	(1)
ZAR denominated (R/$)	Spot (-R(1.5))	—	Spot (-R(1.5))	—	Spot (-R(1.50))	9
TZS denominated (TZS/$)	Spot (-TZS(250))	6	Spot (-TZS(250))	6	Spot (-TZS(250))	6
AUD denominated (AUD/$)	Spot (-AUD(0.1))	2	Spot (-AUD(0.1))	—	Spot (-AUD(0.1))	1